REVENUES FROM CONTRACTS WITH CUSTOMERS - Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 9,848	$ 6,750
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue		$ 2,113
Period of revenue expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 757
Period of revenue expected to be recognized	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 3,269	$ 1,518
Period of revenue expected to be recognized	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 2,633	$ 1,233
Period of revenue expected to be recognized	12 months	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue	$ 3,189	$ 1,886
Period of revenue expected to be recognized	12 months	12 months